Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)
Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (221,000)				$ (418)
Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					(30,439)
Scenario (III) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (60,872)
CDI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase
CDI [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					11.65%	11.65%	11.65%	11.65%	11.65%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	10.44%	10.44%	10.44%	10.44%	11.70%	11.70%	11.70%	11.70%	11.70%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (214,000)				$ (340)
CDI [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					14.56%	14.56%	14.56%	14.56%	14.56%
CDI [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (20,839)
CDI [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					17.48%	17.48%	17.48%	17.48%	17.48%
CDI [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (41,671)
IPCA [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase
IPCA [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					4.68%	4.68%	4.68%	4.68%	4.68%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.94%	3.94%	3.94%	3.94%	4.69%	4.69%	4.69%	4.69%	4.69%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (6,000)				$ (63)
IPCA [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					5.85%	5.85%	5.85%	5.85%	5.85%
IPCA [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (5,496)
IPCA [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					7.02%	7.02%	7.02%	7.02%	7.02%
IPCA [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (10,992)
CPI [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Decrease	Decrease	Decrease	Decrease	Decrease
CPI [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					3.10%	3.10%	3.10%	3.10%	3.10%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.30%	3.30%	3.30%	3.30%	3.09%	3.09%	3.09%	3.09%	3.09%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (1,000)				$ (4)
CPI [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					2.33%	2.33%	2.33%	2.33%	2.33%
CPI [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (372)
CPI [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					1.55%	1.55%	1.55%	1.55%	1.55%
CPI [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (745)
SOFR [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Decrease	Decrease	Decrease	Decrease	Increase	Increase	Increase	Increase	Increase
SOFR [Member] | Current Scenario [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					5.38%	5.38%	5.38%	5.38%	5.38%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 Day Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.33%	5.33%	5.33%	5.33%	5.38%	5.38%	5.38%	5.38%	5.38%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (11)
SOFR [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					6.73%	6.73%	6.73%	6.73%	6.73%
SOFR [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (3,732)
SOFR [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					8.07%	8.07%	8.07%	8.07%	8.07%
SOFR [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (7,464)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (47,620)				$ (45,314)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.631%	3.631%	3.631%	3.631%	3.631%
Operating [Member] | Scenario (ii) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (692,836)
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Operating [Member] | Scenario (iii) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (1,385,677)
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ 4,221				$ (3,573)
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.631%	3.631%	3.631%	3.631%	3.631%
Financial [Member] | Scenario (ii) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (54,636)
Financial [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Financial [Member] | Scenario (iii) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (109,272)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%	4.7621%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ 46,991				$ 31,251
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.631%	3.631%	3.631%	3.631%	3.631%
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 477,820
Derivatives [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.4207%	2.4207%	2.4207%	2.4207%	2.4207%
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 955,643
Net debt in foreign subsidiaries [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Net debt in foreign subsidiaries [Member] | Current Exchange Rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					4.8413%	4.8413%	4.8413%	4.8413%	4.8413%
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 Day Exchange Rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.9205%	4.9205%	4.9205%	4.9205%	4.9205%
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (209,377)				$ (241,589)
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0516%	6.0516%	6.0516%	6.0516%	6.0516%
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation – 25% Effect on equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)					$ (3,693,815)
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					7.262%	7.262%	7.262%	7.262%	7.262%
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest rate variation – 50% Effect on equity [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)					$ (7,387,599)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ (2,989)				€ (3,153)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €						€ (48,033)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (96,065,000)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Financial [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 52				€ 254
Financial [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €						€ 3,870
Financial [Member] | Scenario (iii) Interest rate variation – 50% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 7,740,000
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%	5.2638%
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.0137%	4.0137%	4.0137%	4.0137%	4.0137%
Derivatives [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.6758%	2.6758%	2.6758%	2.6758%	2.6758%
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current Exchange [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					5.3516%	5.3516%	5.3516%	5.3516%	5.3516%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €		€ 1,100				€ 1,038
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | €						€ 15,808
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Effect on income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 31,616,000
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.619%	4.619%	4.619%	4.619%	4.619%
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.0793%	3.0793%	3.0793%	3.0793%	3.0793%
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)			£ (2,827)			€ (4,405)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ (66,340)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Effect on income three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ (132,680)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7134%	4.7134%	4.7134%	4.7134%	4.7134%
Financial [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.1423%	3.1423%	3.1423%	3.1423%	3.1423%
Financial [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)			£ 214			€ 8
Financial [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ 125
Financial [Member] | Scenario (iii) Interest rate variation – 50% Effect on income three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ 250
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%	6.0564%
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.619%	4.619%	4.619%	4.619%	4.619%
Derivatives [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.0793%	3.0793%	3.0793%	3.0793%	3.0793%
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current Exchange One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					6.1586%	6.1586%	6.1586%	6.1586%	6.1586%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)			£ 1,659			€ 2,525
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Effect on income Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ 38,028
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Effect on income three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars) | £							£ 76,055
Operating [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					0.1428%	0.1428%	0.1428%	0.1428%	0.1428%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					0.2815%	0.2815%	0.2815%	0.2815%	0.2815%
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					0.2142%	0.2142%	0.2142%	0.2142%	0.2142%
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current Exchange Rate Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					0.2856%	0.2856%	0.2856%	0.2856%	0.2856%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ (7)			£ (1,962)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)									$ (33,763)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Effect on income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)									$ (67,527)
Operating [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.4662%	2.4662%	2.4662%	2.4662%	2.4662%
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.2319%	3.2319%	3.2319%	3.2319%	3.2319%
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					1.6441%	1.6441%	1.6441%	1.6441%	1.6441%
Operating [Member] | Current Exchange Rate Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					3.2882%	3.2882%	3.2882%	3.2882%	3.2882%
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ 1,000			$ 9
Operating [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)								$ 18
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (1,181)
Derivatives [Member] | Scenario (II) Interest Rate Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					2.4662%	2.4662%	2.4662%	2.4662%	2.4662%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.2319%	3.2319%	3.2319%	3.2319%	3.2319%
Derivatives [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Exchange Rate [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Rate					1.6441%	1.6441%	1.6441%	1.6441%	1.6441%
Derivatives [Member] | Current Exchange Rate Three [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Current scenario					3.2882%	3.2882%	3.2882%	3.2882%	3.2882%
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Five [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (5,134)				$ (48,000)			$ (695)
Derivatives [Member] | Scenario (iii) Interest Rate Variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)								$ (1,391)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price	39.00%	39.00%	39.00%	39.00%
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on income Four [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)				$ (31)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation
Derivatives [Member] | Current Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					52.00%	52.00%	52.00%	52.00%	52.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					55.00%	55.00%	55.00%	55.00%	55.00%
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (5,000)
Derivatives [Member] | Scenario (ii) @ Variation - Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					65.00%	65.00%	65.00%	65.00%	65.00%
Derivatives [Member] | Scenario (ii) @ Variation - Twenty Five Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (25,000)
Derivatives [Member] | Scenario (ii) @ Variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					78.00%	78.00%	78.00%	78.00%	78.00%
Derivatives [Member] | Scenario (ii) @ Variation - Fiftyt Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (49,000)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Risk Eight [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(2.19%)	(2.19%)	(2.19%)	(2.19%)	(2.19%)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 Day Effect on Income Seven [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (2,451,000)
Operating [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(25.00%)	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Operating [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (27,878,000)
Operating [Member] | Scenario (ii) Price variation -Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on Income One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (55,756,000)
Operating [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(2.25%)	(2.25%)	(2.25%)	(2.25%)	(2.25%)
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (71,163,000)
Operating [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					(25.00)%	(25.00)%	(25.00)%	(25.00)%	(25.00)%
Operating [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (789,300,000)
Operating [Member] | Scenario (iii) Price variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating [Member] | Scenario (iii) Price variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (1,578,600,000)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 Day Effect on Income Six [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)	$ (693)
Derivatives [Member] | Risk [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(2.25%)	(2.25%)	(2.25%)	(2.25%)	(2.25%)
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (8,572,000)
Derivatives [Member] | Scenario (ii) Price variation -Twenty Five Percentage Price One [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Risk					(25.00)%	(25.00)%	(25.00)%	(25.00)%	(25.00)%
Derivatives [Member] | Scenario (ii) Price variation -Twenty Five Percentage Effect on Income Two [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (95,079,000)
Derivatives [Member] | Scenario (iii) Price variation - Fifty Percentage Price [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Price					(50.00%)	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Derivatives [Member] | Scenario (iii) Price variation - Fifty Percentage Effect on Income [Member]
Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pesos, Pounds and Dollars)					$ (190,159,000)